Investment - Schedule of Investment (Details) - Guangzhou Sanyi Network [Member] - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Schedule of Equity Method Investments [Line Items]
Balance	$ 625,505	$ 0	$ 0
Balance	0	625,505	0
Fair value of 40% equity of Guangzhou Sanyi Network		569,956
Net realized gain (loss) on investments	(44,420)	55,549	0
Net change in unrealized appreciation (depreciation) on investments	0	0	0
Interest and dividend income paid	$ 0	$ 0	$ 0